RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Aug. 02, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Cost of revenue to related parties			$ 663,742	$ 633,132	$ 202,606
Accounts receivable - related parties			515,193	559,465
Proceeds from receivables from related parties			404,504
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Payments to related parties			3,015,442	2,191,458
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		8,460
Lease term		10 years
Lease description		Annual lease payment from Linsun amounted to approximately $250,000 and is subject to 15% increase every three years.
Annual lease receivable		$ 250,000
Operating leases percentage		15.00%
Rental income			300,511	300,511
Other income			89,411	89,411
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties			515,193	559,465
Payments to related parties				205,328
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	580
Lease term	10 years
Lease description	Annual lease payment from Dogness Network amounted to approximately $36,000 and is subject to 15% increase every three years.
Annual lease receivable	$ 36,000
Operating leases percentage	15.00%
Rental income			52,796
Other income
Guangdong Dogness Biotechnology Co., Ltd., [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	50
Lease term	10 years
Annual lease receivable	$ 1,812
Rental income			1,661	1,661
Other income